Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Gold Portfolio
May 31, 2022
GOL-NPRT1-0722
1.802173.118
Common Stocks - 98.1%
	Shares	Value ($)
Australia - 10.4%
Metals & Mining - 10.4%
Gold - 10.4%
Evolution Mining Ltd.	15,000,000	41,336,640
Newcrest Mining Ltd.	4,000,000	70,139,326
Newcrest Mining Ltd.	335,737	5,871,449
Northern Star Resources Ltd.	8,000,000	51,383,740
		168,731,155
Canada - 61.7%
Metals & Mining - 61.7%
Diversified Metals & Mining - 2.0%
BeMetals Corp. (a)	2,000,000	245,088
New Pacific Metals Corp. (a)(b)	1,756,200	5,720,476
Triple Flag Precious Metals Corp.	1,000,000	12,690,000
Western Copper & Gold Corp. (TSX) (a)(b)(c)	8,000,000	13,408,705
		32,064,269
Gold - 58.5%
Agnico Eagle Mines Ltd. (Canada)	2,000,000	106,004,665
Alamos Gold, Inc.	3,000,000	22,390,007
Artemis Gold, Inc. (a)	3,500,000	15,412,895
Ascot Resources Ltd. (a)(c)	25,000,000	14,823,892
B2Gold Corp.	7,000,000	27,781,950
Barrick Gold Corp. (Canada) (b)	7,500,000	153,634,818
Bonterra Resources, Inc. (a)(c)	6,000,000	5,170,574
Bonterra Resources, Inc. (c)	1,500,000	1,228,011
Franco-Nevada Corp.	1,000,000	141,463,415
Fury Gold Mines Ltd. (c)(d)	10,000,000	5,482,864
Gold Standard Ventures Corp. (a)(b)(c)	25,000,000	8,993,161
I-80 Gold Corp. (a)(b)(c)	10,000,000	24,271,653
I-80 Gold Corp. (c)(e)	2,500,000	6,067,913
I-80 Gold Corp. warrants 9/30/22 (a)(c)	625,000	76,315
Lundin Gold, Inc. (a)	2,500,000	19,528,007
Maple Gold Mines Ltd. (a)(c)	20,000,000	3,083,370
Marathon Gold Corp. (a)(b)	10,000,000	13,282,207
Novagold Resources, Inc. (a)	3,000,000	16,816,223
OceanaGold Corp. (a)	20,000,000	46,487,726
Orla Mining Ltd. (a)(b)(c)	13,000,000	49,333,913
Osisko Development Corp. rights (a)(d)	2,000,000	5,697,096
Osisko Gold Royalties Ltd. (b)	3,000,000	33,845,911
Osisko Mining, Inc. (a)	6,000,000	17,266,870
Pure Gold Mining, Inc. warrants 3/28/23 (a)	1,500,000	12
Rupert Resources Ltd. (a)	3,363,000	14,357,592
Sabina Gold & Silver Corp. (a)	10,000,000	8,617,623
Seabridge Gold, Inc. (a)	1,000,000	14,120,251
Skeena Resources Ltd. (a)(b)	2,500,000	17,136,419
Torex Gold Resources, Inc. (a)	1,000,000	9,819,346
Victoria Gold Corp. (a)(b)	2,000,000	20,808,792
Wesdome Gold Mines, Inc. (a)	2,500,000	22,986,915
Wheaton Precious Metals Corp.	2,600,000	107,383,484
		953,373,890
Precious Metals & Minerals - 0.4%
SilverCrest Metals, Inc. (a)	1,000,000	7,186,623

Silver - 0.8%
Alexco Resource Corp. (a)(b)	5,000,000	3,873,977
GoGold Resources, Inc. (a)(b)	5,000,000	9,012,926
		12,886,903
TOTAL METALS & MINING		1,005,511,685

China - 2.5%
Metals & Mining - 2.5%
Gold - 2.5%
Zijin Mining Group Co. Ltd. (H Shares)	30,000,000	40,753,390

South Africa - 4.0%
Metals & Mining - 4.0%
Gold - 4.0%
AngloGold Ashanti Ltd.	1,300,000	22,394,522
Gold Fields Ltd.	4,500,000	43,091,105
		65,485,627
United Kingdom - 0.5%
Metals & Mining - 0.5%
Gold - 0.5%
Solgold PLC (a)	20,000,000	8,014,236

United States of America - 19.0%
Metals & Mining - 19.0%
Gold - 17.0%
Dakota Gold Corp. (a)	2,000,000	6,520,000
Newmont Corp.	3,500,000	237,474,999
Royal Gold, Inc. (b)	300,000	33,924,000
		277,918,999
Silver - 2.0%
Gatos Silver, Inc. (a)(b)(c)	6,000,000	18,480,000
Hecla Mining Co. (b)	3,000,000	14,160,000
		32,640,000
TOTAL METALS & MINING		310,558,999

TOTAL COMMON STOCKS (Cost $1,160,629,331)		1,599,055,092

Commodities - 0.8%
	Troy Ounces	Value ($)
Gold Bullion (Cost $6,051,546)	6,980	12,813,395

Money Market Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (f)	8,327,078	8,328,743
Fidelity Securities Lending Cash Central Fund 0.82% (f)(g)	95,471,823	95,481,370
TOTAL MONEY MARKET FUNDS (Cost $103,810,113)		103,810,113

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $1,270,490,990)	1,715,678,600
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(85,339,851)
NET ASSETS - 100.0%	1,630,338,749

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,179,960 or 0.7% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,067,913 or 0.4% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fury Gold Mines Ltd.	4/12/22	6,328,113
Osisko Development Corp. rights	2/09/22	7,024,190

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	58,603,905	196,358,762	246,633,924	18,735	-	-	8,328,743	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	105,810,777	225,528,628	235,858,035	215,472	-	-	95,481,370	0.3%
Total	164,414,682	421,887,390	482,491,959	234,207	-	-	103,810,113

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ascot Resources Ltd.	17,199,211	3,907,938	-	-	-	(6,283,257)	14,823,892
Bonterra Resources, Inc.	6,011,834	-	-	-	-	(841,260)	5,170,574
Bonterra Resources, Inc.	1,352,663	-	-	-	-	(124,652)	1,228,011
Fury Gold Mines Ltd.	-	6,328,113	-	-	-	(845,249)	5,482,864
Gatos Silver, Inc.	16,850,000	3,173,371	-	-	-	(1,543,371)	18,480,000
Gold Standard Ventures Corp.	10,256,410	-	-	-	-	(1,263,249)	8,993,161
I-80 Gold Corp.	5,369,822	-	-	-	-	(78,176)	-
I-80 Gold Corp.	21,696,252	-	-	-	-	2,575,401	24,271,653
I-80 Gold Corp.	-	-	-	-	-	776,267	6,067,913
I-80 Gold Corp. warrants 9/30/22	76,880	-	-	-	-	(565)	76,315
Maple Gold Mines Ltd.	5,285,996	-	-	-	-	(2,202,626)	3,083,370
Orla Mining Ltd.	51,692,308	-	-	-	-	(2,358,395)	49,333,913
Pure Gold Mining, Inc.	16,173,570	-	4,101,640	-	(24,122,553)	12,050,623	-
Pure Gold Mining, Inc. warrants 3/28/23	58,434	-	-	-	-	(58,422)	-
Western Copper & Gold Corp. (TSX)	14,327,416	-	-	-	-	(918,711)	13,408,705
Total	166,350,796	13,409,422	4,101,640	-	(24,122,553)	(1,115,642)	150,420,371

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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